Note 12 - Stock-based Compensation - RSU Activity 1 (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Outstanding unvested RSUs (in shares)	1,459,280	0
Granted during the year (in shares)	3,369,167	1,640,496
Forfeited during the year (in shares)	(559,809)	(60,823)
Vested during the year (in shares)	(494,287)	(120,393)
Outstanding unvested RSUs (in shares)	3,774,351	1,459,280
Outstanding unvested RSUs at December 31, 2022	$ 4,416	$ 1,940